[CALAMOS INVESTMENTS LETTERHEAD]

March 6, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Calamos Investment Trust

1933 Act Registration No. 33-19228

1940 Act Registration No. 811-5443

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Calamos Investment Trust (1933 Act File No. 33-19228; 1940 Act File No. 811-5443) (“Registrant”) hereby certifies that: (a) the form of prospectus used with respect to Class A, Class B and Class C shares of each series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 78 (“Amendment No. 78”) to the Registrant’s Registration Statement, (b) the form of statement of additional information that would have been filed under Rule 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 78 to the Registrant’s Registration Statement and (c) that Amendment No. 78 was filed electronically.

Dated: March 6, 2013	By:	/s/ J. Christopher Jackson
J. Christopher Jackson
Secretary